Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended
	Feb. 04, 2015	Jan. 29, 2015	Sep. 30, 2015	Jan. 31, 2015
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued during IPO			8,050,000
Aggregate gross proceeds from IPO	$ 185.2
Net proceeds from IPO	$ 168.9
Preferred stock, shares issued upon conversion	10,200,050
Initial Public Offering [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued during IPO	8,050,000
Stock issuance price per share	$ 23.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate gross proceeds from IPO		$ 185.2
Net proceeds from IPO		$ 169.2
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued upon conversion		10,200,050		10,200,050
Subsequent Event [Member] | Initial Public Offering [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued during IPO		8,050,000
Stock issuance price per share		$ 23.00